EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Exploration And Evaluation Assets [Abstract]
Disclosure of detailed information about exploration and evaluation expenditures [Table Text Block]
	Casino	Canadian Creek	Total
	$	$	$

DECEMBER 31, 2017	40,650,547	-	40,650,547

Claims maintenance	11,445	-	11,445
Engineering	213,630	-	213,630
Permitting	594,423	-	594,423
Salary and wages	365,615	-	365,615
Share-based payments	110,419	-	110,419
		-
DECEMBER 31, 2018	41,946,079	-	41,946,079

Acquisition costs	-	2,798,913	2,798,913
Claims maintenance	4,963	-	4,963
Engineering	93,307	-	93,307
Exploration and camp support	3,003,005	-	3,003,005
Permitting	185,845	-	185,845
Salary and wages	260,903	-	260,903
Share-based payments	82,010	-	82,010

DECEMBER 31, 2019	45,576,112	2,798,913	48,375,025